Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Summary of basic and diluted net income per shares
The following table reflects the calculation of basic and diluted net income (loss) per share of ordinary share:

	For The Three Months Ended June 30, 2021	For The Six Months Ended June 30, 2021
Class A Ordinary shares subject to possible redemption
Numerator: Earnings allocable to Ordinary shares subject to possible redemption
Income from investments held in Trust Account	$—	$—
Less: Company’s portion available to be withdrawn to pay taxes	—	—

Net income attributable	$—	$—

Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding	37,375,000	37,375,000

Basic and diluted net income per share	$—	$—

	For The Three Months Ended June 30, 2021	For The Six Months Ended June 30, 2021
Non-Redeemable Ordinary Shares
Numerator: Net Income (Loss) minus Net Earnings
Net income (loss)	$(2,984,151)	$1,384,201
Net income allocable to Class A ordinary shares subject to possible redemption	—	—

Non-redeemable net income (loss)	$(2,984,151)	$1,384,201

Denominator: Weighted average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	9,343,750	9,343,750

Basic and diluted net loss per share, Non-redeemable ordinary shares	$(0.32)	$0.15